united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 6/30/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
	Principal Amount		Coupon Rate (%)	Maturity Date	Value
		U.S. TREASURY NOTES - 51.7%
	$10,000,000	United States Treasury Note	0.875	7/15/2018	$9,996,726
	24,000,000	United States Treasury Note	1.000	8/15/2018	23,974,764
	5,000,000	United States Treasury Note	1.250	11/30/2018	4,983,008
	16,500,000	United States Treasury Note	1.250	1/31/2020	16,186,436
	35,000,000	United States Treasury Note	1.500	2/28/2019	34,831,152
	3,000,000	United States Treasury Note	1.500	3/31/2019	2,983,125
	16,500,000	United States Treasury Note	1.500	10/31/2019	16,297,295
	16,500,000	United States Treasury Note	1.500	4/15/2020	16,208,672
	16,500,000	United States Treasury Note	1.625	7/31/2019	16,366,260
		TOTAL U.S. TREASURY NOTES (Cost $141,913,545)			141,827,438

	Shares	SHORT-TERM INVESTMENTS - 15.6%
		MONEY MARKET FUNDS - 15.6%
	21,370,769	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund - Administration Share Class, 0.95%* +			21,370,769
	21,367,421	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Institutional Share Class, 1.20%* +			21,367,421
		TOTAL SHORT-TERM INVESTMENTS (Cost $42,738,190)			42,738,190

		TOTAL INVESTMENTS - 67.3% (Cost - $184,651,735)			$184,565,628
		OTHER ASSETS AND LIABILITIES - NET - 32.7%			89,663,067
		TOTAL NET ASSETS - 100.0%			$274,228,695

*	Pledged as collateral for swap agreement.
+	This investment is a holding of MutualHedge Fund Limited CFC.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

	TOTAL RETURN SWAPS
	Notional Value at June 30, 2018	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
	288,133,023	MutualHedge Financial CTA Trading Program Total Return Swap	Deutsche Bank	0.50% of the notional value	Total returns of MutualHedge Financial CTA Trading Program Total Return Swap	12/31/2018	$2,167,520
	40,346,233	QuantMetrics MultiStrategy Trading Program Total Return Swap	Morgan Stanley	One month USD Libor plus 0.30% of the notional value	Total returns of QuantMetrics MultiStrategy Trading Program Total Return Swap	2/15/2022	236,144
	395,099,293	Select CTA Trading Program Total Return Swap+	Deutsche Bank	0.50% of the notional value	Total returns of Select CTA Trading Program Total Return Swap	1/31/2022	22,757,322
	50,739,602	Single CTA Program Total Return Swap+	Morgan Stanley	One month USD Libor plus 0.27% of the notional value	Total returns of Single CTA Program Total Return Swap	3/7/2020	305,674
							$25,466,660

+	This investment is a holding of MutualHedge Fund Limited CFC.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

	MutualHedge Financial CTA Trading Program Swap Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Counterparty	Expiration Date	Notional Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
	Short Contracts
	179	10 year Australian Treasury Bond Future			Deutsche Bank	Sep-18	131,229,024	$(146,221)
	328	10 year Canadian Govt Bond Future			Deutsche Bank	Dec-18	34,089,903	(366,872)
	23	10 year Japanese Government Bond Future			Deutsche Bank	Sep-18	31,965,263	(40,839)
	383	10 year US Treasury Notes Future			Deutsche Bank	Sep-18	46,052,903	(183,163)
	2,010	2 year Euro-Schatz Future			Deutsche Bank	Sep-18	262,903,565	(183,173)
	380	2 year US Treasury Notes Future			Deutsche Bank	Sep-18	80,438,334	176,050
	459	3 month Euro (EURIBOR)			Deutsche Bank	Sep-18	134,221,158	(1,969)
	556	3 month Sterling			Deutsche Bank	Jun-19	90,784,757	214
	241	3 year Australian Treasury Bond Future			Deutsche Bank	Sep-18	53,853,234	(49,444)
	1,339	5 year US Treasury Notes Future			Deutsche Bank	Oct-18	152,094,619	(55,897)
	302	90 Day Bank Accepted Bill Future			Deutsche Bank	Dec-18	53,400,278	8,898
	422	CME E-Mini Russell 2000 Index			Deutsche Bank	Sep-18	34,972,185	585,039
	135	E-Mini Nasdaq-100			Deutsche Bank	Sep-18	19,245,766	333,472
	198	E-Mini S&P 500			Deutsche Bank	Sep-18	27,214,629	361,681
	163	Euro-BUND Future			Deutsche Bank	Oct-18	30,947,348	(116,377)
	1,406	Eurodollar			Deutsche Bank	Jun-19	341,447,100	(26,788)
	343	Eurodollar			Deutsche Bank	Mar-19	83,383,300	5,489
	139	Eurodollar			Deutsche Bank	Dec-19	33,832,600	(8,952)
	81	Eurodollar			Deutsche Bank	Sep-19	19,657,687	(7,902)

	Long Contracts
	271	10 year Italian Bond Future			Deutsche Bank	Oct-18	40,314,875	$488,450
	2,899	2 year Euro-Schatz Future			Deutsche Bank	Jun-18	379,101,646	224,090
	442	2 year US Treasury Notes Future			Deutsche Bank	Oct-18	93,621,125	(15,332)
	349	3 month Euro (EURIBOR)			Deutsche Bank	Sep-19	101,993,793	85,443
	341	3 month Euro (EURIBOR)			Deutsche Bank	Jun-19	99,715,500	56,233
	275	3 month Euro (EURIBOR)			Deutsche Bank	Dec-19	80,311,457	84,072
	201	3 month Euro (EURIBOR)			Deutsche Bank	Sep-18	58,805,897	4,667
	136	3 month Euro (EURIBOR)			Deutsche Bank	Dec-18	39,779,148	(4,083)
	379	3 month Sterling			Deutsche Bank	Sep-18	62,005,747	(41,757)
	211	3 month Sterling			Deutsche Bank	Dec-18	34,494,249	(22,268)
	88	DAX Index Future			Deutsche Bank	Sep-18	31,458,594	(774,180)
	684	Euro-BOBL Future			Deutsche Bank	Oct-18	105,470,153	439,734
	431	Euro-BUND Future			Deutsche Bank	Oct-18	81,734,091	846,422
	213	Eurodollar			Deutsche Bank	Sep-18	52,019,718	20,435
	282	Long Gilt Future			Deutsche Bank	Sep-18	45,855,847	61,443
	104	Three Month Canadian Bankers Acceptance Future			Deutsche Bank	Dec-18	19,323,895	(2,136)

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Counterparty	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
	To Buy:
	09/19/2018	Deutsche Bank	CHF	51,915,808	USD	53,117,893	$53,625,283	$507,390
	09/19/2018	Deutsche Bank	SEK	212,198,757	USD	24,580,343	25,335,697	755,354

	To Sell:
	09/19/2018	Deutsche Bank	USD	23,674,030	EUR	20,245,094	$20,326,688	$81,593
	09/19/2018	Deutsche Bank	USD	23,674,030	EUR	20,245,094	20,326,688	81,593

	TOTAL RETURN SWAPS ON FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Counterparty	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
	To Buy:
	7/26/2018	Deutsche Bank	CHF	19,073,875	USD	19,186,770	$19,194,860	$8,091
	7/26/2018	Deutsche Bank	USD	46,743,726	EUR	40,290,300	40,083,543	(206,757)
	7/26/2018	Deutsche Bank	USD	35,040,493	EUR	30,304,112	30,582,486	278,374
	7/26/2018	Deutsche Bank	USD	19,151,394	AUD	26,007,735	25,937,077	(70,658)
	7/26/2018	Deutsche Bank	USD	16,594,131	NZD	24,053,893	24,366,796	312,904
	9/19/2018	Deutsche Bank	NOK	197,870,561	USD	24,563,500	24,259,807	(303,693)
	9/19/2018	Deutsche Bank	SEK	180,497,863	USD	20,881,485	21,644,171	762,686
	9/19/2018	Deutsche Bank	USD	25,247,693	NZD	36,048,203	35,197,883	(850,320)
	9/19/2018	Deutsche Bank	USD	25,670,620	AUD	33,936,051	34,533,306	597,255

	OPTIONS ON FUTURES
	Put/Call	Description		Number of Contracts	Expiration	Strike Price	Notional Value	Unrealized Appreciation/ (Depreciation)
	Purchased:
	Call	5 year US Treasury Notes Option		570	1/26/2018	117.25	$66,806,115	$15,584

	Written:
	Put	5 year US Treasury Notes Option		345	1/26/2018	116	39,867,848	$(17,533)

	AUD - Australian Dollar
	CAD - Canadian Dollar
	CHF - Swiss Franc
	EUR - Euro
	JPY - Japanese Yen
	SEK - Swedish Krona
	USD - U.S. Dollar

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

	MutualHedge QuantMetrics MultiStrategy Trading Program Swap Top 50 Holdings ^+
	FUTURES CONTRACTS
	Number of Contracts	Description	Counterparty	Expiration Date	Notional Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
	Short Contracts
	9	Australian Dollar CME	Morgan Stanley	Sep-18	666,450	$(140)
	51	E-Mini S&P 500	Morgan Stanley	Sep-18	6,940,080	37,833

	Long Contracts
	12	British Pound CME	Morgan Stanley	Sep-18	990,525	$(569)
	70	FTSE Index Future	Morgan Stanley	Sep-18	7,027,511	18,708
	28	U.S. 10 Year Note	Morgan Stanley	Sep-18	3,365,250	344

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.
+	There is a cash balance within the basket to fund future investment activity.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

	Select CTA Trading Program Total Return Swap Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Counterparty	Expiration Date	Notional Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
	Short Contracts
	411	10 year US Treasury Notes Future	Deutsche Bank	Sep-18	49,397,284	$(160,041)
	3,118	3 month Euro (EURIBOR)	Deutsche Bank	Sep-18	912,341,162	(154,659)
	333	3 month Euro (EURIBOR)	Deutsche Bank	Dec-19	97,313,395	(83,954)
	441	3 month Euro (EURIBOR)	Deutsche Bank	Mar-20	128,668,863	(157,287)
	721	3 month Euro (EURIBOR)	Deutsche Bank	Jun-20	210,127,369	(190,759)
	1,041	3 month Euro (EURIBOR)	Deutsche Bank	Mar-21	302,761,931	(286,051)
	350	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-18	61,960,786	8,068
	1,516	Brent Crude Monthly Future	Deutsche Bank	Jul-18	120,130,262	(4,623,919)
	1,066	Copper Future	Deutsche Bank	Sep-18	79,072,049	5,339,849
	4,101	Eurodollar	Deutsche Bank	Sep-18	1,000,084,160	(315,632)
	282	Eurodollar	Deutsche Bank	Mar-20	68,307,751	129,356
	774	Eurodollar	Deutsche Bank	Jun-20	187,815,116	44,504
	1,567	Eurodollar	Deutsche Bank	Dec-20	380,153,893	77,598
	455	Eurodollar	Deutsche Bank	Sep-21	110,339,976	(75,641)
	557	Eurodollar	Deutsche Bank	Dec-21	135,195,226	(37,285)
	698	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Jul-18	51,899,519	(4,558,648)
	2,558	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-18	476,002,537	(535,552)
	766	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-18	142,404,630	(58,209)

	Long Contracts
	142	10 year Australian Treasury Bond Future	Deutsche Bank	Sep-18	104,376,518	$71,073
	98	10 year Japanese Government Bond Future	Deutsche Bank	Sep-18	133,741,615	97,623
	718	2 year Euro-Schatz Future	Deutsche Bank	Sep-18	93,919,033	70,299
	406	3 month Euro (EURIBOR)	Deutsche Bank	Dec-18	118,616,269	(21,157)
	1,807	3 month Euro (EURIBOR)	Deutsche Bank	Mar-19	528,511,924	83,255
	941	3 month Euro (EURIBOR)	Deutsche Bank	Jun-19	275,050,319	127,574
	407	3 month Euro (EURIBOR)	Deutsche Bank	Sep-19	118,971,057	99,685
	208	3 month Euro (EURIBOR)	Deutsche Bank	Jun-20	60,638,360	3,120
	529	3 month Euro (EURIBOR)	Deutsche Bank	Sep-20	154,070,316	166,702
	779	3 month Euro (EURIBOR)	Deutsche Bank	Dec-20	226,841,854	204,679
	257	3 month Euro (EURIBOR)	Deutsche Bank	Jun-21	74,613,753	147,402
	260	3 month Euro (EURIBOR)	Deutsche Bank	Sep-21	75,412,736	179,171
	778	3 month Euro (EURIBOR)	Deutsche Bank	Dec-21	225,746,233	207,770
	475	3 month Sterling	Deutsche Bank	Mar-19	77,574,560	6,710
	324	3 year Australian Treasury Bond Future	Deutsche Bank	Sep-18	72,387,468	55,515
	303	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-19	53,630,902	16,259
	302	90 Day Bank Accepted Bill Future	Deutsche Bank	Jun-19	53,328,013	38,332
	945	Brent Crude Monthly Future	Deutsche Bank	Aug-18	74,590,916	2,685,739
	563	Brent Crude Monthly Future	Deutsche Bank	Sep-18	44,239,773	895,124
	880	Copper Future	Deutsche Bank	Dec-18	65,743,008	(4,158,672)
	305	Euro-BOBL Future	Deutsche Bank	Sep-18	47,012,111	155,733
	325	Euro-BUND Future	Deutsche Bank	Sep-18	61,550,296	247,031
	2,393	Eurodollar	Deutsche Bank	Dec-18	582,501,806	(1,260,996)
	851	Eurodollar	Deutsche Bank	Mar-19	206,849,519	26,848
	1,225	Eurodollar	Deutsche Bank	Jun-19	297,555,034	(440,276)
	570	Eurodollar	Deutsche Bank	Sep-19	138,411,393	(65,561)
	2,616	Eurodollar	Deutsche Bank	Dec-19	634,694,019	(640,363)
	755	Eurodollar	Deutsche Bank	Mar-21	183,247,259	15,594
	740	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Aug-18	53,875,080	4,673,299
	2,708	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-19	502,539,178	612,340
	1,030	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-19	190,922,410	176,300
	385	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-19	71,280,415	64,899

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

	Single CTA Program Total Return Swap Top 50 Holdings^
	FUTURES CONTRACTS
	Number of Contracts	Descripton	Counterparty	Expiration Date	Notional Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
	Long Contracts
	23	3MO EURO EURIBOR	Morgan Stanley	Mar-19	2,306,095,000	$575
	30	3MO EURO EURIBOR	Morgan Stanley	Jun-19	3,006,345,000	3,263
	36	3MO EURO EURIBOR	Morgan Stanley	Sep-19	3,604,690,000	5,825
	36	3MO EURO EURIBOR	Morgan Stanley	Dec-19	3,601,375,000	8,263
	36	3MO EURO EURIBOR	Morgan Stanley	Mar-20	3,598,315,000	9,163
	34	3MO EURO EURIBOR	Morgan Stanley	Jun-20	3,395,085,000	10,164
	30	3MO EURO EURIBOR	Morgan Stanley	Sep-20	2,992,725,000	9,938
	27	3MO EURO EURIBOR	Morgan Stanley	Dec-20	2,691,005,000	8,988
	24	3MO EURO EURIBOR	Morgan Stanley	Mar-21	2,389,675,000	8,713
	18	3MO EURO EURIBOR	Morgan Stanley	Jun-21	1,790,630,000	6,775
	6	90 Day Bank Bill	Morgan Stanley	Dec-18	588,090,000	(73)
	6	90 Day Bank Bill	Morgan Stanley	Mar-19	587,710,000	561
	6	90 Day Bank Bill	Morgan Stanley	Jun-19	587,260,000	1,074
	1	90 Day EURO$	Morgan Stanley	Mar-19	97,245,000	(13)
	10	90 Day Sterling	Morgan Stanley	Mar-19	495,375,000	63
	5	90 Day Sterling	Morgan Stanley	Jun-19	247,480,000	175
	3	90 Day Sterling	Morgan Stanley	Sep-19	148,385,000	100
	1	90 Day Sterling	Morgan Stanley	Dec-19	49,450,000	(12)
	1	AUD/USD Currency Futures	Morgan Stanley	Sep-18	7,419,000	(700)
	44	Australian 3 Year Bond Future	Morgan Stanley	Sep-18	430,472,000	11,589
	7	Australian 10 Year Bond Future	Morgan Stanley	Sep-18	68,145,750	1,706
	8	Bank Acceptance	Morgan Stanley	Sep-18	784,200,000	1,000
	5	Bank Acceptance	Morgan Stanley	Dec-18	489,585,000	288
	13	British Pound Currency Futures	Morgan Stanley	Sep-18	108,074,375	(15,313)
	1	Canadian 10 Year Bond Future	Morgan Stanley	Sep-18	13,708,000	10
	5	Cotton No. 2 Future	Morgan Stanley	Dec-18	22,164,000	(12,765)
	4	Cotton No. 2 Future	Morgan Stanley	Mar-19	17,421,500	(7,915)
	53	EURO-BOBL Future	Morgan Stanley	Sep-18	697,513,000	32,000
	3	EURO-BTP Future	Morgan Stanley	Sep-18	38,345,000	(5,060)
	13	EURO-BUND Future	Morgan Stanley	Sep-18	209,622,000	15,760
	3	EURO-OAT Future	Morgan Stanley	Sep-18	45,922,000	3,140
	95	EURO-SCHATZ Future	Morgan Stanley	Sep-18	1,064,225,000	7,725
	7	Gasoline RBOB Future	Morgan Stanley	Aug-18	62,929,860	(10,282)
	4	Gasoline RBOB Future	Morgan Stanley	Sep-18	33,682,320	13,843
	15	Ice Natural Gas Future	Morgan Stanley	Aug-18	26,477,100	(4,836)
	10	Ice Natural Gas Future	Morgan Stanley	Sep-18	16,813,500	3,495
	2	Japanese 10 Year Bond (OSE)	Morgan Stanley	Sep-18	30,147,250,000	247,500
	3	Long Gilt Future	Morgan Stanley	Sep-18	36,961,000	170
	1	Lumber Future	Morgan Stanley	Sep-18	55,946,000	3,542
	32	Mexican Peso Future	Morgan Stanley	Sep-18	76,659,500	34,365
	3	New Zealand 3MO Bill	Morgan Stanley	Sep-18	293,840,000	98
	3	New Zealand 3MO Bill	Morgan Stanley	Dec-18	293,670,000	366
	2	NIKKEI 225 (OSE)	Morgan Stanley	Sep-18	45,255,500	(795,500)
	8	NY Harbor ULSD Future	Morgan Stanley	Aug-18	73,620,120	(4,057)
	4	NY Harbor ULSD Future	Morgan Stanley	Sep-18	35,375,340	13,343
	4	Short Euro-BTP Future	Morgan Stanley	Sep-18	44,036,000	680
	2	TOPIX Index	Morgan Stanley	Sep-18	35,163,500	(693,500)
	33	US 10 Year Note (CBT)	Morgan Stanley	Sep-18	394,208,594	24,102
	5	US Long Bond (CBT)	Morgan Stanley	Sep-18	71,959,375	5,250
	3	US ULTRA Bond (CBT)	Morgan Stanley	Sep-18	47,493,750	3,938

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the Fair Value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Treasury Notes	$-	$141,827,438	$-	$141,827,438
Short-Term Investments	42,738,190	-	-	42,738,190
Swap Contracts	-	25,466,660	-	25,466,660
Total	$42,738,190	$167,294,098	$-	$210,032,288

There were no transfers into or out of levels during the current period presented. It is the Fund's policy to recognize transfers between any level at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include MutualHedge Fund Limited (“MFL-CFC”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with EMFSF's investment objectives and policies.

A summary of the Fund's investments in the CFC is as follows:

	Inception Date of MFL-CFC	MFL-CFC Net Assets at June 30, 2018	% Of Total Net Assets at June 30, 2018
MFL-CFC	1/12/2010	$52,785,245	19.25%

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, MFL-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of June 30, 2018, the total notional value of the total return swaps with Deutsche Bank was $683,232,316. As of June 30, 2018, the notional value of the total return swaps with Morgan Stanley was $91,085,835. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

The notional value of the derivative instruments outstanding as of June 30, 2018 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2018, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Equinox MutualHedge Futures Strategy Fund	$184,651,735	$-	$(86,107)	$(86,107)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 8/28/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 8/28/2018